Revenues (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Revenue recognized	$ 10,900	$ 42,800
Deferred revenue noncurrent portion	15,742	15,742	$ 18,422
Remaining performance obligations	89,400	89,400
Expected remaining performance obligations recognized during next 12 months	70,100	70,100
Expected remaining performance obligations recognized subsequent to next 12 months	14,000	14,000
Expected remaining performance obligations recognized remainder thereafter	5,300	5,300
Deferred sales commissions	$ 3,700	$ 3,700	$ 3,100